Income Taxes - Deferred Income Tax Liabilities and Deferred Income Tax Assets (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities	CAD 6,415	CAD 3,153	CAD 3,151
Deferred Income Tax Assets	(802)	(568)	(335)
Net Deferred Income Tax Liability	5,613	2,585	CAD 2,816
Less Than 1 Year [Member]
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities	186	6
Deferred Income Tax Assets	(374)	(117)
1 Year [member]
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities	6,229	3,147
Deferred Income Tax Assets	CAD (428)	CAD (451)